EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2014
EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION
EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION

10. EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION

        The full-time employees of the Company's subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These companies are required to accrue for these benefits based on certain percentages of the employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations for such employee benefits amounted to $3,130,133, $3,721,218 and $ 3,865,896 for the years ended December 31, 2012, 2013 and 2014 respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.